Fixed Assets - Additional Information (Details) $ in Thousands	2 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Feb. 26, 2016 USD ($)	Jun. 30, 2016 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Property Plant And Equipment
Number of vessels		35
Advances for vessels under construction - related party		$ 0		$ 18,172
Above market acquired charters acquisition		3,206
Master Agreement
Property Plant And Equipment
Number of vessels			5	1
Advances for vessels under construction - related party				$ 7,922
Excess between the fair value of the contracted vessels and the contractual cash consideration			$ 36,417	10,250
M/V CMA CGM Magdalena
Property Plant And Equipment
Cash consideration for acquisition of vessel	$ 81,500			81,500
Amount of available cash paid for acquisition of vessel	46,500
Fair value of vessels acquired	88,544
Above market acquired charters acquisition		3,206
Contracted price				$ 91,750
M/T Alkiviadis, M/T Anemos I, M/T Amore Mio II and M/T Miltiadis M II
Property Plant And Equipment
Vessel improvement costs capitalized		$ 303
2013 Credit Facility | M/V CMA CGM Magdalena
Property Plant And Equipment
Line of credit facility amount drawn down - Tranche B	$ 35,000